Vessel Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Revenue Sources
Revenue Sources

	For the year ended December 31,
In thousands of U.S. dollars	2017	2016	2015
Pool revenue	$458,730	$485,003	$697,406
Time charter revenue	37,411	36,694	19,714
Voyage revenue (spot market)	16,591	—	38,441
Other revenue	—	1,050	150
	$512,732	$522,747	$755,711